SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2012 Maximum CNY
Revenue recognition
Non-refundable registration fees charged to each new student				$ 48.15	300	$ 80.26	500
Period for recognition of revenues relating to unused prepaid tutoring hours of expired contracts	26 months
Business taxes and surcharges rate one (as a percent)	3.30%
Business taxes and surcharges rate two (as a percent)	5.50%
Business taxes	13,834,000	11,723,000	8,429,000
Number of PRC subsidiaries and the VIE's certain subsidiaries which are subject to VAT	1
VAT rate one (as a percent)	6.00%
VAT rate two (as a percent)	3.00%
Value added tax	67,000
Advertising costs
Advertising expense	26,448,000	21,471,000	10,971,000
Government subsidies
Government subsidies	$ 164,000	$ 357,000	$ 26,000